Financing Receivables (Details 6) - Global Financing - Financing Receivable Portfolio	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	36.00%	40.00%
Government Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	11.00%	13.00%
Manufacturing Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	14.00%	14.00%
Retail Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	9.00%	8.00%
Services Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	11.00%	9.00%
Healthcare Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	5.00%
Communications Industry
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	7.00%	6.00%
Other industries
Financing Receivables by Portfolio Segment
Financing receivables (as a percent)	6.00%	5.00%